LEASE LIABILITY	3 Months Ended
Mar. 31, 2022
Disclosure of maturity analysis of operating lease payments [abstract]
LEASE LIABILITY

14. LEASE LIABILITY

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	10,927
Lease payments	(36,583)
Balance at March 31, 2022	$463,467

Which consists of:
Current lease liability	$115,269
Non-current lease liability	348,198
Balance at March 31, 2022	$463,467

Maturity analysis	Total
Less than one year	$150,276
One to three years	238,347
Four to five years	162,340
Greater than five years	-
Total undiscounted lease liabilities	550,963
Amount representing implicit interest	(87,496)
Lease liability	$463,467